Intangible asset	12 Months Ended
Dec. 31, 2020
17. Intangible asset
Acquired computer software
RMB’000
Cost
At January 1, 2019	-
Additions	9
At December 31, 2019 and 2020	9

Accumulated amortization
At January 1, 2019	-
Amortization	2
At December 31, 2019	2
Amortization	1
At December 31, 2020	3

At December 31, 2019	7
At December 31, 2020	6